ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                  ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
                    SUPPLEMENT, DATED AUGUST 28, 2002, TO THE
   AIM LIFETIME AMERICA VARIABLE ANNUITY SERIES PROSPECTUS DATED JUNE 3, 2002

The purpose of this supplement is to correct printing errors in the above-referenced prospectus for the AIM Lifetime America Variable Annuity Series of contracts ("Contracts") offered by Allstate Life Insurance Company of New York. Please read this supplement carefully and retain it for future reference. This supplement is not valid unless it is accompanied or preceded by a current prospectus for the Contracts. The terms we use in this supplement have the same meanings as in the prospectus for the Contracts.

Page 20:  In the Table with the heading "Fund: Each Fund Seeks*":

Replace the fund objectives of the funds listed below as follows:

AIM V.I. Balanced Fund                                        As high a total return as possible, consistent with
                                                              preservation of capital
AIM V.I. Blue Chip                                            Long-term growth of capital with a secondary
                                                              objective of current income
AIM V.I. Core Equity                                          Growth of capital with a secondary objective of
                                                              current income***
AIM V.I. Dent Demographic Trends Fund                         Long-term growth of capital
AIM V.I. Diversified Income Fund                              High level of current income
AIM V.I. Government Securities Fund                           High level of current income consistent with
                                                              reasonable concern for safety of principal
AIM V.I. Growth Fund                                          Growth of capital


***Effective September 30, 2002, the AIM V.I. Core Equity objective will change to: Growth of capital